Warrants Presented at Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 12:	Warrants presented at fair value

The Company’s outstanding warrants classified as a liability as of December 31, 2022 are as follows:

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

120,000	$0.92	(*)	2014	(***)	$1	(****)
675,926	(**	)	2017	2024	14,785	(****)
1,411,765	0.17		2019	2024	673	See Note 8.e.

2,207,691					$15,459	(*****)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	M&A or qualified public offering as described in the agreement.

(****)	Issued in connection with the 2014 through 2017 financing rounds.

(*****)	Contains warrants presented at fair value within non-current liabilities.

The Company’s outstanding warrants classified as a liability as of December 31, 2021 are as follows:

Outstanding	Exercise price		Issuance year	Exercisable through	Fair value

120,000	$0.92	(*)	2014	(***)	$94	(****)
905,555	0.17		2017	2022	5,841	See Note 8.a.
436,666	1.50		2017	2022	2	(****)
33,332	1.20		2017	2022	—	(****)
33,332	1.00		2017	2022	—	(****)
675,926	(**	)	2017	2024	54,731	(****)
11,111	1.20		2017	2022	—	(****)
1,659,971	0.17		2018	2022	11,359	See Note 8.a.
1,411,765	0.17		2019	2024	34,948	See Note 8.e.

5,287,658					$106,975	(*****)

(*)	Subject to changes as described in the agreement.

(**)	Less than $0.01.

(***)	M&A or qualified public offering as described in the agreement.

(****)	Issued in connection with the 2014 through 2017 financing rounds.

(*****)	Contains warrants presented at fair value within current liabilities of $17,296 and within non-current liabilities of $89,679.